Notes Receivable (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes Receivable (Textual)
Notes receivable due from one current and two former employees	$ 130,463	$ 138,803
Maturity period of due note	During 2011	During 2011
Notes receivable, interest rate, minimum	2.80%	2.80%
Notes receivable, interest rate, maximum	3.57%	3.57%